Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Parenthetical) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accumulated fair value hedge adjustments assets	¥ (1,599)